Customer deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits - Customers
Financial liabilities
Schedule of financial liabilities

	12/31/2018	12/31/2019

Classification:
Other financial liabilities at fair value through profit or loss	128,719	129,216
Financial liabilities at amortized cost	646,089	630,055
	774,808	759,271
Type:
Repurchase agreements	128,719	129,216
Demand deposits:
Current accounts	443,223	424,563
Other deposits	25,904	24,010
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	9,874	7,799
Others	16,030	16,211
Time deposits:
Fixed-term deposits	175,642	179,768
Accrued interest	1,320	1,714
	774,808	759,271
Currency:
Peso	664,535	677,634
USD	110,120	81,631
Other currencies	153	6
	774,808	759,271